ASCENDANT MULTICAP EQUITY FUND

a series of Northern Lights Fund Trust

Class A Shares: AEQAX

Class C Shares: AEQCX

Class I Shares: AEQIX

Supplement dated April 4 2013

to the Prospectus and Statement of Additional Information dated January 29, 2013

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Please be advised the following changes have been approved by the Trust’s Board of Trustees, to be effective on or about June 4, 2013, to the Ascendant MultiCap Equity Fund (the “Fund”):

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The name of the Fund will be changed.  The Fund’s new name will be the Ascendant Diversified Income Fund.

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The Fund's current investment objective is to seek growth of capital.  The Fund's new investment objective will be to seek total return from income and growth of capital.

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Under normal circumstances, the Fund currently invests at least 80% of its net assets in equity securities.  The 80% investment policy will be terminated and all references to this 80% investment policy will be removed.

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The Fund’s principal investment strategies will change.  The Fund will invest primarily in both common stocks and fixed income securities.

Mr. Todd Smurl will continue to serve the Fund as its Portfolio Manager.

A revised Prospectus and Statement of Additional Information that reflects the changes listed above, as well as further detail regarding the new principal investment strategies and related risks will be effective on or about June 4, 2013.  Then-current shareholders of the Fund will be provided the revised and updated Prospectus and Statement of Additional Information.

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This Supplement, and the Prospectus and Statement of Additional Information dated January 29, 2013, each provide information that you should know before investing in the Fund and should be retained for future reference.  The Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated herein by reference.  All of these documents are available upon request and without charge by calling Shareholder Services at 1-855-5ASCEND.

Please retain this Supplement for future reference.